Related Party Transactions (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Production and Services Companies
Minimum participation to be related parties" 5% of shares
Gross loans	[1]	$ 174,370	$ 221,351
Allowance for loan losses	[1]	(782)	(962)
Net loans	[1]	173,588	220,389
Contingent loans:
Guarantees and sureties	[1]	5,531	5,102
Letters of credits	[1]	2,365	5,310
Foreign letters of credits	[1]
Bank guarantees	[1]	32,650	45,842
Undrawn credit lines	[1]	52,916	58,041
Other contingencies loans	[1]
Total contingent loans	[1]	93,462	114,295
Provision for contingencies loans	[1]	(214)	(258)
Contingent loans, net	[1]	93,248	114,037
Amount covered by guarantee:
Mortgage	[1]	30,807	28,208
Warrant	[1]
Pledge	[1]
Others	[1],[2]	37,794	47,135
Net collateral	[1]	68,601	75,343
Production and Services Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	[1]	174,370	221,351
Investment Companies
Minimum participation to be related parties" 5% of shares
Gross loans	[3]	130,237	132,366
Allowance for loan losses	[3]	(243)	(242)
Net loans	[3]	129,994	132,124
Contingent loans:
Guarantees and sureties	[3]	9,470	14,963
Letters of credits	[3]	328	2,776
Foreign letters of credits	[3]
Bank guarantees	[3]	43,478	30,122
Undrawn credit lines	[3]	14,364	14,674
Other contingencies loans	[3]
Total contingent loans	[3]	67,640	62,535
Provision for contingencies loans	[3]	(52)	(99)
Contingent loans, net	[3]	67,588	62,436
Amount covered by guarantee:
Mortgage	[3]	57,456	52,108
Warrant	[3]
Pledge	[3]
Others	[2],[3]	12,921	13,219
Net collateral	[3]	70,377	65,327
Investment Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	[3]	130,237	132,366
Individuals
Minimum participation to be related parties" 5% of shares
Gross loans	[4]	81,902	68,013
Allowance for loan losses	[4]	(889)	(379)
Net loans	[4]	81,013	67,634
Contingent loans:
Guarantees and sureties	[4]
Letters of credits	[4]
Foreign letters of credits	[4]
Bank guarantees	[4]	57
Undrawn credit lines	[4]	21,519	19,160
Other contingencies loans	[4]
Total contingent loans	[4]	21,576	19,160
Provision for contingencies loans	[4]	(37)	(30)
Contingent loans, net	[4]	21,539	19,130
Amount covered by guarantee:
Mortgage	[4]	69,165	69,292
Warrant	[4]
Pledge	[4]
Others	[2],[4]	5,250	3,694
Net collateral	[4]	74,415	72,986
Individuals | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	[4]	13,563	13,183
Individuals | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans	[4]	58,477	44,756
Individuals | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans	[4]	9,862	10,074
Related parties
Minimum participation to be related parties" 5% of shares
Gross loans		386,509	421,730
Allowance for loan losses		(1,914)	(1,583)
Net loans		384,595	420,147
Contingent loans:
Guarantees and sureties		15,001	20,065
Letters of credits		2,693	8,086
Foreign letters of credits
Bank guarantees		76,185	75,964
Undrawn credit lines		88,799	91,875
Other contingencies loans
Total contingent loans		182,678	195,990
Provision for contingencies loans		(303)	(387)
Contingent loans, net		182,375	195,603
Amount covered by guarantee:
Mortgage		157,428	149,608
Warrant
Pledge
Others	[2]	55,965	64,048
Net collateral		213,393	213,656
Related parties | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans		318,170	366,900
Related parties | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans			44,756
Related parties | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans			$ 10,074

[1]	For these effects are considered productive companies, those that meet the following conditions: (i) They engage in operating activities and generate a separable flow of income; (ii) Less than 50% of their assets are trading securities or investments.Service companies are considered entities whose main purpose is oriented to rendering services to third parties.
[2]	These guarantees correspond mainly to shares and other financial guarantees.
[3]	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.
[4]	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.